Note 3 - Restrictions on Cash and Amounts Due From banks (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Restrictions On Cash And Amounts Due From Banks [Abstract]
Cash Reserve Deposit Required and Made	$ 0	$ 503,000